Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information Abstract
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jan. 07, 2013
Entity Registrant Name	American Realty Capital Properties, Inc.
Entity Central Index Key	0001507385
Entity Filer Category	Non-accelerated Filer